FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENTPharming is exposed to several financial risks: market risks (being currency risk and interest rate risk), credit risks and liquidity risks. The Board of Directors and the executive committee are responsible for the management of currency, interest, credit and liquidity risks and as such ultimately responsible for decisions taken in this field.
Capital risk management
The Company manages its capital to ensure that it will be able to continue as a going concern. This includes a regular review of cash flow forecasts and, if deemed appropriate, subsequent raising of funds through execution of equity and/or debt transactions. In doing so, the Board of Directors' and executive committees' strategy is to achieve a capital structure which takes into account the best interests of all stakeholders. Pharming’s capital structure includes cash and cash equivalents, debt and equity. Compared to last year there have been no significant changes in risk management policies.
Currency risk
This is the risk that the fair value of assets, liabilities and especially the future cash flows of financial instruments will fluctuate because of changes in foreign exchange rates. Pharming’s policy for the management of foreign currency risks is aimed at protecting the operating profit and positions held or recorded in foreign currencies, in particular of the United States dollar (US dollar). Certain payments and sales of RUCONEST® in the US are being and will be received in US dollar. In 2021 repayments and interest payments of the loans were made in US dollar. Some direct payments of US activities are carried in US dollar through the Dutch entities. At December 31, 2021 the Group’s cash and cash equivalents, including restricted cash, amounted to US$193.0 million. This balance consists of cash assets denominated in euros for a total amount of US$130.7 million or €115.3 million (applying an exchange rate EUR/US$ at December 31, 2021 of 1.1334) and cash assets in US dollars for a total amount of US$62.0 million. The US dollar cash balance will be used for the commercialization activities of the US organization and to cover the operating costs of the activities in the EU and RoW.
At the end of 2020 the Group had a contingent consideration of US$25.0 million as a liability on the balance sheet. This balance was fully repaid during 2021.
Cash and cash equivalents (including restricted cash), accounts receivables and inventories denominated in EUR amounted in total US$87.3 million (€77.0 million), respectively US$20.2 million (€17.8 million) for the trade and other payables denominated in EUR. Pharming performed a sensitivity analysis by applying an adjustment to the spot rate at year-end. As the balance of the cash and cash equivalents (including restricted cash) accounts receivables, inventories, trade and other payables, denominated in EUR, at year-end is US$67.1 million, a 10% strengthening or weakening of the euro versus US dollar would have an impact of US$6.7 million on the Group’s gain (weakening of the euro) or loss (strengthening of the euro).
Interest rate risk
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Pharming’s interest rate risk policy is aimed at minimizing the interest rate risks associated with the financing of the Company and thus at the same time optimizing the net interest costs. This policy translates into a certain desired profile of fixed-interest and floating interest positions, including those generated by cash and cash equivalents and those paid on finance lease liabilities. As the Orbimed loan has been fully paid back, and the interest rate on the convertible bond is a fixed percentage, Pharming concluded that the total risk on interest is not material.
The issue of the Convertible Bonds due 2025 at a fixed interest rate of 3.00% p.a. replacing the Company’s previous debt facility has rendered this concern obsolescent. The interest on the vast majority of the Company’s financial instruments is now not variable with market interest rates. More information on the Convertible Bonds due 2025 can be found in note 17.
Credit risk
Credit risk is defined as the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge obligations. Pharming manages credit risk exposure through the selection of financial institutions having a high credit rating, using credit rating reports issued by institutions such as Standard & Poor’s and Moody’s. The exposure to credit risk at December 31, 2021 is represented by the carrying amounts of cash and cash equivalents and trade and other receivables.
The carrying amounts of the cash and cash equivalents (including restricted cash) as at December 31, 2021 amounted to US$193.0 million and was held through financial institutions with a BB+ to A rating or better from Standard & Poor’s, Baa3 to A1 ratings from Moody’s and BBB+ to A ratings from Fitch.
Trade and other receivables at December 31, 2021 amounted to US$30.0 million. As at the date of these financial statements, these amounts have largely been settled, including receipts in cash and receipt of goods and services in exchange of prepaid expense items. Based on the credit ratings of cash and cash equivalents (including restricted cash) as well as the position taken with respect to trade and other receivables, the Company considers that this risk is adequately managed.
Liquidity risk
The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. Pharming’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents (including short-term deposits). The strategy of the Company is to repay its obligations through generation of cash income from operating activities such as product sales and licensing agreements. In case such cash flows are insufficient, the Company relies on financing cash flows as provided through the issuance of shares or incurring financial liabilities.. Note 2 of these financial statements more extensively describes the Company’s going concern assessment.
The following table presents the financial liabilities at year-end 2021, showing the remaining undiscounted contractual amounts due including nominal interest. Liabilities denominated in foreign currency have been converted at the exchange rate at 31 December 2021. Other financial liabilities comprise the contingent consideration provision for the expected future milestone due to Bausch Health as explained further in note 25, together with the fair value of financial guarantees provided to BioConnection as explained in note 12.
Maturity profile of financial liabilities:

Amounts in US$ ‘000	2022	2023	2024	2025	2026 and onwards	Total	Prior year total
Trade and other payables	42,473	—	—	—	—	42,473	47,666
Derivative financial liabilities	—	—	—	—	—	—	180
Loans and borrowings	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	165	165	25,212
Lease Liabilities	3,118	2,901	2,616	2,489	12,372	23,496	13,013
Convertible Bonds	4,250	4,250	4,250	143,800	—	156,550	174,223
Total	49,841	7,151	6,866	146,289	12,537	222,684	260,294
Fair value estimation
The Company uses the following hierarchy for determining the fair value of financial instruments measured at fair value:
•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices);
•Level 3: Inputs for the asset or liability that are not based on observable market data or which are based on the probability of future events occurring (that is, unobservable inputs).
The following table presents the assets that are measured at fair value at year-end 2021 and 2020:

	2021		2020
Amounts in US$ ‘000	Level 1	Total	Level 1	Total
Investments in equity instruments designated as at FVTOCI	1,449	1,449	—	—
Balance at December 31	1,449	1,449	—	—
The following table presents the liabilities that are measured at fair value at year-end 2021 and 2020:

	2021		2020
Amounts in US$ ‘000	Level 3	Total	Level 3	Total
Derivative financial liabilities	—	—	180	180
Other financial liabilities	165	165	212	212
Balance at December 31	165	165	392	392
The derivative financial liabilities measured at fair value through profit or loss include warrants not publicly traded and for which no other observable inputs are available. Accordingly, the fair value of the warrants has been determined through the Black-Scholes model, applying the following parameters as at December 31 in each year:

	2021		2020
Expected time to maturity of warrants in issue	0 years	0.9	0.9 years
Volatility	—%	53%	53%
Risk-free interest rate	—%	-0.53%	-0.53%
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in US$ ‘000	2021		2020
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	192,963	192,963	206,664	206,664
Trade and other receivables	29,983	29,983	35,901	35,901
Liabilities:
Convertible Bond	140,886	140,886	151,767	151,767
Lease Liabilities	20,875	20,875	10,192	10,192
Other financial liabilities	165	165	25,212	25,212
Trade and other payables	42,473	42,473	47,666	47,666
Derivative financial liabilities	—	—	181	181
The above fair values of financial instruments are based on internal calculations with the exception of the warrant and conversion option in the derivative financial liabilities as calculated by an independent valuator. Cash and cash equivalents, trade and other receivables as well as trade and other payables are stated at carrying amount, which approximates the fair value in view of the short maturity of these instruments. The fair values of finance lease liabilities and loans and borrowings (both non-current and current portion) are based on arm’s length transactions.
The table sets out an analysis for each of the period presented of the net position of the convertible bond, and Cash and cash equivalents, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in US$ ‘000	2021	2020
Cash and cash equivalents (incl restricted cash)	192,963	206,664
Convertible bond - repayable within one year	(1,879)	(2,040)
Convertible bond - repayable after one year	(139,007)	(149,727)
Net debt	52,077	54,897

Cash and cash equivalents (incl. restricted cash)	192,963	206,664
Gross debt - fixed interest rates	(140,886)	(151,767)
Net debt	52,077	54,897
Reconciliation of liabilities arising from financing activities:

	2020	Cashflows	Non - Cash changes						2021
Amounts in US$ ‘000			Acquisition	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	151,767	(4,448)	—	4,447	849	—	(11,729)	*	140,886
Other financial liabilities	25,212	(25,000)	—	—	—	(27)	(20)		165
Lease Liabilities	10,192	(3,217)	14,118	680	—	—	(898)		20,875
Derivative financial liabilities	181					(181)	—		—
Total liabilities from financing activities	187,352	(32,665)	14,118	5,127	849	(208)	(12,647)		161,926
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income